Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
We are required to calculate and present the following compensation information in the tabular format prescribed by the SEC. The Compensation Discussion and Analysis and other executive compensation tables above should be read in conjunction with this section to gain a complete understanding of our executive compensation philosophy, programs and decisions.
The tables and discussion below refer to an SEC-prescribed calculation of compensation actually paid, referred to as “CAP”. However, CAP does not correlate to the total amount of compensation that the executive realized during the year. CAP is a detailed calculation that includes adjustments to Total Compensation as reported in the Summary Compensation Table (the “SCT”) to reflect the increase (or decrease) in value of equity compensation over the course of the year, including equity compensation granted in prior years and equity compensation remaining unvested as of year-end. The equity compensation values used to determine CAP are calculated in accordance with ASC Topic 718, based on various methodologies and assumptions. The amount of compensation that the executive will actually realize when such equity awards vest or options are exercised may be materially different from the amounts used in the CAP calculation.
The table below includes our Operating EBITDA annual cash incentive performance measure as the Company Selected Measure (“CSM”) that management believes is the most important annual financial performance measure used to link executive pay and Company performance in 2024. This measure is also discussed in our Compensation Discussion and Analysis and is generally defined as the Company’s income from operations, excluding depreciation, depletion and amortization, “Restructuring” and “(Gain) Loss from Divestitures, Asset Impairments and Unusual Items, Net” reported in our Annual Report on Form 10-K, and also excluding the impacts of our recycling brokerage business. Operating EBITDA presented in this proxy statement is a non-GAAP measure and is defined differently than Operating EBITDA reported in the Company’s quarterly earnings press release. See Appendix A for approved adjustments to the Operating EBITDA incentive performance measure results and a reconciliation of this non-GAAP measure to the most comparable GAAP measure.
Pay Versus Performance Table
Year	SCT Total to CEO(1) ($)	CEO CAP(1)(2) ($)	Average SCT Total for Non-CEO NEOs(1) ($)	Average Non-CEO NEOs CAP(1)(2) ($)	Value of Initial Fixed $100 Investment Based on:(3)		Net Income ($ in billions)	CSM: Operating EBITDA ($ in billions)
					WM TSR ($)	Peer Group TSR ($)
2024	17,097,120	24,501,038	4,851,561	6,672,509	192	198	2.746	6.472
2023	14,628,854	26,638,740	3,971,546	6,550,505	168	166	2.304	5.892
2022	14,820,684	13,037,001	5,202,091	4,823,249	145	141	2.238	5.475
2021	13,057,363	44,273,994	3,637,383	10,803,402	152	149	1.816	4.961
2020	12,373,925	15,824,928	3,372,614	4,308,433	105	107	1.496	4.371

(1)
For all periods shown in the table above, the Company’s CEO was Mr. James C. Fish, Jr. The Non-CEO NEOs for purposes of the 2024 and 2023 disclosures include Ms. Devina A. Rankin, Mr. John C. Morris, Jr., Ms. Tara J. Hemmer and Mr. Rafael E. Carrasco. The Non-CEO NEOs for purposes of the 2022 and 2020 disclosures include Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Steven R. Batchelor, the Company’s retired Senior Vice President — Operations. The Non-CEO NEOs for purposes of the 2021 disclosures include Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Charles C. Boettcher, Executive Vice President & Chief Legal Officer.

(2)
To calculate 2024 CAP, we made specified adjustments to Total Compensation as reported in the SCT, as set forth below:

EXECUTIVE COMPENSATION
Adjustments to CEO’s SCT Total Compensation to Calculate CAP:
2024
SCT Total Compensation	17,097,120
Deduction from SCT Total Compensation, in dollars
• Grant date fair values of equity awards reported in the “Stock Awards” and “Options Awards” columns in the SCT	12,242,110
Additions to SCT Total Compensation, in dollars:
• Fair value of stock awards granted during the year, as of 12/31(a)	9,603,806
• Fair value of option awards granted during the year, as of 12/31(b)	1,676,850
• Change in fair value of prior years’ stock awards unvested at 12/31(a)	268,511
• Change in fair value of prior years’ option awards unvested at 12/31(b)	932,612
• Change in fair value of prior years’ stock awards vesting during the year(a)	4,628,504
• Change in fair value of prior years’ option awards vesting during the year(b)	1,930,172
• Dividend equivalents paid upon stock awards vesting during the year	605,573
Total Additions to SCT Total Compensation, in dollars	19,646,028
CAP	24,501,038
Adjustments to Non-CEO NEOs Average SCT Total Compensation to Calculate Average CAP:
2024
SCT Total Compensation	4,851,561
Deduction from SCT Total Compensation, in dollars
• Grant date fair values of equity awards reported in the “Stock Awards” and “Options Awards” columns in the SCT	2,903,563
Additions to SCT Total Compensation, in dollars:
• Fair value of stock awards granted during the year, as of 12/31(a)	2,277,817
• Fair value of option awards granted during the year, as of 12/31(b)	397,712
• Change in fair value of prior years’ stock awards unvested at 12/31(a)	204,056
• Change in fair value of prior years’ option awards unvested at 12/31(b)	213,402
• Change in fair value of prior years’ stock awards vesting during the year(a)	1,086,996
• Change in fair value of prior years’ option awards vesting during the year(b)	401,999
• Dividend equivalents paid upon stock awards vesting during the year	145,529
Total Additions to SCT Total Compensation, in dollars	4,724,511
CAP	6,672,509

(a)
Stock awards for all NEOs include annual grants of TSR PSUs and Cash Flow PSUs. The fair value of an unvested TSR PSU is calculated using a multifactor Monte Carlo model, and because total shareholder return is a market condition, projected achievement is embedded in the fair value. The fair value of an unvested Cash Flow PSU is equal to the average of the high and low market price of our Common Stock on the given date; we then multiply the fair value of a Cash Flow PSU by our projection, for accounting purposes, of the probable outcome of the Cash Flow Generation performance measure applicable to such PSUs, based on results to-date and forecast. The following grid summarizes the projected probable outcomes utilized to calculate the value of unvested Cash Flow PSUs at year-end for years prior to the end of the performance period for purposes of 2024 CAP:

EXECUTIVE COMPENSATION
Projected Payout of Unvested Cash Flow PSUs at Year-End	2024	2023
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2024		100%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2025	75%	100%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2026	100%
Stock awards also includes RSUs that vested for Mr. Carrasco in 2024 and unvested RSUs that were granted to Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Carrasco in 2022 and vested in March 2025. The fair value of an RSU is equal to the average of the high and low market price of our Common Stock on the given date.
(b)
Option award fair values are calculated using a Black-Scholes option pricing model.

(3)
Total shareholder return (“TSR”) is based on a hypothetical $100 investment on December 31, 2019. The TSR amounts shown for 2020 represent the value of that $100 investment on December 31, 2020, and TSR is then calculated, on a cumulative basis, as of December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024. The Peer Group TSR refers to the Dow Jones Waste & Disposal Services Index.

Company Selected Measure Name	Operating EBITDA
Named Executive Officers, Footnote
(1)
For all periods shown in the table above, the Company’s CEO was Mr. James C. Fish, Jr. The Non-CEO NEOs for purposes of the 2024 and 2023 disclosures include Ms. Devina A. Rankin, Mr. John C. Morris, Jr., Ms. Tara J. Hemmer and Mr. Rafael E. Carrasco. The Non-CEO NEOs for purposes of the 2022 and 2020 disclosures include Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Steven R. Batchelor, the Company’s retired Senior Vice President — Operations. The Non-CEO NEOs for purposes of the 2021 disclosures include Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Charles C. Boettcher, Executive Vice President & Chief Legal Officer.

Peer Group Issuers, Footnote
(a)
	Stock awards for all NEOs include annual grants of TSR PSUs and Cash Flow PSUs. The fair value of an unvested TSR PSU is calculated using a multifactor Monte Carlo model, and because total shareholder return is a market condition, projected achievement is embedded in the fair value.
PEO Total Compensation Amount	$ 17,097,120	$ 14,628,854	$ 14,820,684	$ 13,057,363	$ 12,373,925
PEO Actually Paid Compensation Amount	$ 24,501,038	26,638,740	13,037,001	44,273,994	15,824,928
Adjustment To PEO Compensation, Footnote
(2)
To calculate 2024 CAP, we made specified adjustments to Total Compensation as reported in the SCT, as set forth below:

EXECUTIVE COMPENSATION
Adjustments to CEO’s SCT Total Compensation to Calculate CAP:
2024
SCT Total Compensation	17,097,120
Deduction from SCT Total Compensation, in dollars
• Grant date fair values of equity awards reported in the “Stock Awards” and “Options Awards” columns in the SCT	12,242,110
Additions to SCT Total Compensation, in dollars:
• Fair value of stock awards granted during the year, as of 12/31(a)	9,603,806
• Fair value of option awards granted during the year, as of 12/31(b)	1,676,850
• Change in fair value of prior years’ stock awards unvested at 12/31(a)	268,511
• Change in fair value of prior years’ option awards unvested at 12/31(b)	932,612
• Change in fair value of prior years’ stock awards vesting during the year(a)	4,628,504
• Change in fair value of prior years’ option awards vesting during the year(b)	1,930,172
• Dividend equivalents paid upon stock awards vesting during the year	605,573
Total Additions to SCT Total Compensation, in dollars	19,646,028
CAP	24,501,038
Adjustments to Non-CEO NEOs Average SCT Total Compensation to Calculate Average CAP:
2024
SCT Total Compensation	4,851,561
Deduction from SCT Total Compensation, in dollars
• Grant date fair values of equity awards reported in the “Stock Awards” and “Options Awards” columns in the SCT	2,903,563
Additions to SCT Total Compensation, in dollars:
• Fair value of stock awards granted during the year, as of 12/31(a)	2,277,817
• Fair value of option awards granted during the year, as of 12/31(b)	397,712
• Change in fair value of prior years’ stock awards unvested at 12/31(a)	204,056
• Change in fair value of prior years’ option awards unvested at 12/31(b)	213,402
• Change in fair value of prior years’ stock awards vesting during the year(a)	1,086,996
• Change in fair value of prior years’ option awards vesting during the year(b)	401,999
• Dividend equivalents paid upon stock awards vesting during the year	145,529
Total Additions to SCT Total Compensation, in dollars	4,724,511
CAP	6,672,509

Non-PEO NEO Average Total Compensation Amount	$ 4,851,561	3,971,546	5,202,091	3,637,383	3,372,614
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,672,509	6,550,505	4,823,249	10,803,402	4,308,433
Adjustment to Non-PEO NEO Compensation Footnote	djustments to Non-CEO NEOs Average SCT Total Compensation to Calculate Average CAP:
2024
SCT Total Compensation	4,851,561
Deduction from SCT Total Compensation, in dollars
• Grant date fair values of equity awards reported in the “Stock Awards” and “Options Awards” columns in the SCT	2,903,563
Additions to SCT Total Compensation, in dollars:
• Fair value of stock awards granted during the year, as of 12/31(a)	2,277,817
• Fair value of option awards granted during the year, as of 12/31(b)	397,712
• Change in fair value of prior years’ stock awards unvested at 12/31(a)	204,056
• Change in fair value of prior years’ option awards unvested at 12/31(b)	213,402
• Change in fair value of prior years’ stock awards vesting during the year(a)	1,086,996
• Change in fair value of prior years’ option awards vesting during the year(b)	401,999
• Dividend equivalents paid upon stock awards vesting during the year	145,529
Total Additions to SCT Total Compensation, in dollars	4,724,511
CAP	6,672,509

(a)
Stock awards for all NEOs include annual grants of TSR PSUs and Cash Flow PSUs. The fair value of an unvested TSR PSU is calculated using a multifactor Monte Carlo model, and because total shareholder return is a market condition, projected achievement is embedded in the fair value. The fair value of an unvested Cash Flow PSU is equal to the average of the high and low market price of our Common Stock on the given date; we then multiply the fair value of a Cash Flow PSU by our projection, for accounting purposes, of the probable outcome of the Cash Flow Generation performance measure applicable to such PSUs, based on results to-date and forecast. The following grid summarizes the projected probable outcomes utilized to calculate the value of unvested Cash Flow PSUs at year-end for years prior to the end of the performance period for purposes of 2024 CAP:

EXECUTIVE COMPENSATION
Projected Payout of Unvested Cash Flow PSUs at Year-End	2024	2023
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2024		100%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2025	75%	100%
Cash Flow PSUs with 3-year Performance Period Ended 12/31/2026	100%
Stock awards also includes RSUs that vested for Mr. Carrasco in 2024 and unvested RSUs that were granted to Ms. Rankin, Mr. Morris, Ms. Hemmer and Mr. Carrasco in 2022 and vested in March 2025. The fair value of an RSU is equal to the average of the high and low market price of our Common Stock on the given date.
(b)
Option award fair values are calculated using a Black-Scholes option pricing model.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular Disclosure of Most Important Measures to Determine 2024 CAP
The five items listed below represent the most important measures used to determine CAP for 2024 for all of our NEOs, as each measure and its impact on executive compensation is further described in our Compensation Discussion and Analysis.
Most Important Performance Measures
TSR Relative to the S&P 500
Cash Flow Generation
Operating EBITDA
Income from Operations Margin
Internal Revenue Growth

Total Shareholder Return Amount	$ 192	168	145	152	105
Peer Group Total Shareholder Return Amount	198	166	141	149	107
Net Income (Loss)	$ 2,746,000,000	$ 2,304,000,000	$ 2,238,000,000	$ 1,816,000,000	$ 1,496,000,000
Company Selected Measure Amount	6,472,000,000	5,892,000,000	5,475,000,000	4,961,000,000	4,371,000,000
PEO Name	Mr. James C. Fish
Measure:: 1
Pay vs Performance Disclosure
Name	TSR Relative to the S&P 500
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow Generation
Measure:: 3
Pay vs Performance Disclosure
Name	Operating EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Income from Operations Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Internal Revenue Growth
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,242,110)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,646,028
PEO [Member] | Equity Awards Adjustments Year End Fair Value of Stock Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,603,806
PEO [Member] | Equity Awards Adjustments Year End Fair Value of Option Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,676,850
PEO [Member] | Equity Awards Adjustments Change in Fair Value as of Year End of Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	268,511
PEO [Member] | Equity Awards Adjustments Change in Fair Value as of Year End of Unvested Option Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	932,612
PEO [Member] | Equity Awards Adjustments Change in Fair Value Prior Years Stock Awards Vesting During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,628,504
PEO [Member] | Equity Awards Adjustments Change in Fair Value Prior Years Option Awards Vesting During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,930,172
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 605,573
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Cash Flow Performance Stock Units Period Ended 2024		100.00%
Cash Flow Performance Stock Units Period Ended 2025	75.00%	100.00%
Cash Flow Performance Stock Units Period Ended 2026	100.00%
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,903,563)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,724,511
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value of Stock Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,277,817
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value of Option Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	397,712
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value as of Year End of Unvested Stock Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,056
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value as of Year End of Unvested Option Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	213,402
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value Prior Years Stock Awards Vesting During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,086,996
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value Prior Years Option Awards Vesting During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	401,999
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 145,529